Net Loss Per Share - Potentially Dilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible Preferred Stock Series A, B, C, D-1, D-2, E, F, G, G-1, H-1, H-3 and Acquisition
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	0	304,790,585	183,685,292
Convertible Preferred Stock Series Junior
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	0	1,239	1,239
Convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	0	648,809	648,809
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	19,237,610	41,012,401	20,245,802
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	12,230,623	2,329,145	5,521,886
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	23,877,787	112,580,862	208,375,715
WeWork Partnership Profits Interest Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	42,057	20,794,324	22,928,692
WeWork Partnership Common Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	19,896,032	0	0